Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 690	$ 1,500	$ 3,839
Restricted cash	624	1,180	2,389
Deferred course expenses	280	1,167	6,805
Prepaid expenses and other current assets	511	1,578	2,074
Inventory	1	10	47
Discontinued operations current assets		820
Total current assets	2,106	6,255	15,154
Property and equipment, net		4	1,382
Right-of-use assets	26	45	122
Deferred tax asset, net			287
Other assets	6	6	413
Discontinued operations-other assets	33	34
Total assets	2,171	6,344	17,358
Current liabilities:
Accounts payable	1,451	1,762	2,311
Royalties payable	110	113	150
Accrued course expenses	266	277	576
Accrued salaries, wages and benefits	80	73	459
Operating lease liability, current portion	26	25	86
Other accrued expenses	3,164	3,888	1,660
Short-term borrowings and current portion of long-term debt			500
Deferred revenue	4,302	10,382	46,453
Short-term related party debt, net of unamortized debt discount of $26	20
Current portion of long-term debt, net of unamortized debt discount of $0	1,018
Discontinued operations-current liabilities	9,809	11,286	4,499
Total current liabilities	20,246	27,806	56,694
Long-term debt, net of current portion	1,908	1,900
Deferred tax liability, net	1,513	134
Other long-term liability		120
Operating lease liability, net of current portion		20	27
Total liabilities	23,667	29,980	56,721
Commitments and contingencies (Note 15)
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, none issued
Common stock, $0.0001 par value; 200,000,000 authorized; 23,279,197 and 23,162,502 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	3	2	2
Additional paid-in capital	12,896	11,564	11,552
Cumulative foreign currency translation adjustment	803	416	710
Accumulated deficit	(35,198)	(35,618)	(51,627)
Total stockholders’ deficit	(21,496)	(23,636)	(39,363)
Total liabilities and stockholders’ deficit	$ 2,171	6,344	$ 17,358
Previously Reported [Member]
Current assets:
Cash and cash equivalents		1,514
Restricted cash		1,180
Deferred course expenses		1,973
Prepaid expenses and other current assets		1,578
Inventory		10
Discontinued operations current assets
Total current assets		6,255
Property and equipment, net		4
Right-of-use assets		45
Deferred tax asset, net
Other assets		40
Discontinued operations-other assets
Total assets		6,344
Current liabilities:
Accounts payable		2,852
Royalties payable		113
Accrued course expenses		277
Accrued salaries, wages and benefits		73
Operating lease liability, current portion		25
Other accrued expenses		4,931
Short-term borrowings and current portion of long-term debt
Deferred revenue		15,795
Discontinued operations-current liabilities		3,740
Total current liabilities		27,806
Long-term debt, net of current portion		1,900
Deferred tax liability, net		134
Other long-term liability		120
Operating lease liability, net of current portion		20
Total liabilities		29,980
Commitments and contingencies (Note 15)
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, none issued
Common stock, $0.0001 par value; 200,000,000 authorized; 23,279,197 and 23,162,502 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively		2
Additional paid-in capital		11,564
Cumulative foreign currency translation adjustment		416
Accumulated deficit		(35,618)
Total stockholders’ deficit		(23,636)
Total liabilities and stockholders’ deficit		$ 6,344